Intangible assets, net	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Intangible assets

7. Intangible assets, net

Intangible assets, net consists of the following:

				Weighted Average
	As of			Remaining
	December 31,	As of December 31,		Amortization
	2022	2023	2023	Period in Years
	RMB	RMB	US$
Licenses (1)	26,600,000	26,600,000	3,746,532	—
Software and others	18,721,601	21,216,094	2,988,224	5.83
Accumulated amortization	(8,771,679)	(11,005,710)	(1,550,122)	—
Intangible assets, net	36,549,922	36,810,384	5,184,634	—
(1)The Group acquired an insurance broker license at a cost of RMB26,000,000 during 2018 and further acquired an insurance sale on line license at a cost of RMB600,000.

Amortization expenses were RMB1,920,299, RMB2,253,257 and RMB2,234,031 (US$314,657) for the years ended December 31, 2021, 2022 and 2023 , respectively. The Group expects to record amortization expenses of RMB2,156,115 (US$303,682), RMB1,807,392 (US$254,566), RMB1,623,743 (US$228,699), RMB1,561,613 (US$219,949) and RMB1,420,468 (US$200,069) for the years ending December 31, 2024, 2025, 2026, 2027 and 2028 respectively.